Employee Benefits - Summary of Employee Benefit Costs (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 326,571	₨ 299,774	₨ 272,223
Cost of revenues [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	279,356	251,818	228,937
Selling and marketing expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	30,763	30,972	28,070
General and administrative expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 16,452	₨ 16,984	₨ 15,216